Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. Certain reclassifications have been made to the prior year’s balance sheet, statement of operations and statement of cash flows to conform to the current year presentation.

Going Concern Uncertainty
Going Concern Uncertainty
The accompanying financial statements have been prepared as if the Company will continue as a going concern. As noted above, the Company has experienced losses and negative cash flows from operations; incurred a net loss of $8.2 million during the year ended December 31, 2023; had cash and cash equivalents of $3.4 million as of December 31, 2023; and had an accumulated deficit of $37.9 million as of December 31, 2023. The Company’s working capital as of December 31, 2023 was approximately $3.3 million. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of the financial statements. The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern within one year after the date the financial statements are issued.
Future capital requirements will depend upon many factors, including, without limitation, progress with developing, manufacturing and marketing our technologies; the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights; our ability to establish collaborative arrangements; completion of any acquisitions or other strategic transactions; marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets. Our ability to generate revenue and achieve profitability requires us to successfully market and secure purchase orders for our products and services from existing as well as new customers. We also will be required to efficiently manufacture and deliver on those purchase orders. These activities, including our planned research and development efforts, may require significant uses of working capital. There can be no assurance that we will generate revenue and cash as expected in our current business plan.
The Company recognizes it will need to raise additional capital to continue research and development and to fund its planned operations, clinical trials and, if regulatory approval is obtained, commercialization of future products. We may seek additional funds through equity or debt offerings and/or borrowings under notes payable, lines of credit or other sources. We do not know whether additional financing will be available on commercially acceptable terms, or at all, when needed. If adequate funds are not available or are not available on commercially acceptable terms, our ability to fund our operations, support the growth of our business or otherwise respond to competitive pressures could be significantly delayed or limited, which could materially adversely affect our business, financial conditions, or results of operations.

Reverse Stock Split
Reverse Stock Split
In Augu
st 20
23, the Company’s Board of Directors and stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to effect a
1-for-
100
reverse stock split of the issued and outstanding shares of the Company’s common stock, which was effected on August 23, 2023. There was no change to the par value, or authorized shares, of either the common stock or preferred stock, as a result of the reverse stock split. Fractional shares were not issued, and instead, the Company issued one whole share of the post reverse split common stock to any stockholder who otherwise would have been entitled to receive a fractional share as a result of the reverse stock split. Consequently, 84 shares of common stock were issued in lieu of fractional shares. In addition, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse stock split were adjusted by dividing the number of shares of common stock into which such options, warrants and other convertible securities were exercisable or convertible by 100 and multiplying the exercise or conversion price thereof by 100, all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding pursuant to such terms. All share and per share amounts for the common stock, as well as the stock options, and warrants outstanding and exercise prices thereof, included in the financial statements and these footnotes thereto have been retroactively restated to give effect to the reverse stock split.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual results could differ materially from those estimates. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company discloses and recognizes the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;
Level 2 Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 Inputs are unobservable in which there is little or no market data available, which require the reporting entity to develop its own assumptions that are unobservable.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less at date of purchase to be cash equivalents. As of December 31, 2023 and 2022, cash equivalents were $3.2 million and $3.1 million, respectively.

Accounts Receivable
Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts. The allowance for doubtful accounts is based on our assessment of the collectability of accounts. Management regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice, each customer’s expected ability to pay, and the collection history with each customer, when applicable, to determine whether a specific allowance is appropriate. Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified. As of each December 31, 2023 and 2022, the allowance for doubtful accounts was zero.

Inventory
Inventory
Inventories are stated at the lower of cost or net realizable value, with cost determined on a first-in,
first-out
(“FIFO”) basis. Inventories are reviewed periodically to identify slow-moving inventory based on anticipated sales activity. As of December 31, 2023 and 2022, the reserve for obsolescence was $32,000 and zero, respectively.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs are comprised of costs incurred in connection with financing arrangements that have not closed as of the end of the period. As of December 31, 2022, deferred offering costs of $584 thousand, primarily consisted of legal fees, technical accounting support, printer costs and other regulatory filing fees related to the sale of 200,000 shares of our common stock, which closed subsequent to year-end.
Deferred offering costs are reclassified to additional paid in capital upon closing of the financing transaction. There were no deferred offering costs as of December 31, 2023.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost net of accumulated depreciation. Depreciation is computed on a straight-line method over the estimated useful lives of the assets, three
to
four
years. Upon retirement or sale of assets, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Repairs and maintenance costs that do not improve or extend the lives of the respective assets are charged to operations as incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company evaluates its long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of these asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over its remaining life. When indications of impairment are present and the estimated undiscounted future cash flows from the use of these assets is less than the assets’ carrying value, the related assets will be written down to fair value. There were no impairments of the Company’s long-lived assets for the periods presented.

Commitments and Contingencies
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue from product sales in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“Topic 606”). The adoption of this guidance did not have a material impact on the Company’s financial statements. The standard applies to all contracts with customers, except contracts that are within scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments.
Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are in within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inceptions, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or serv ices pr
omised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recog
nizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
The Company sells its products through direct sales and reseller. Revenue is recognized when control of the promised goods is transferred to the customers or the resellers, upon shipment of the product, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods. Revenue associated with products holding rights of return are recognized when the Company concludes there is not a risk of significant revenue reversal in the future periods for the expected consideration in the transaction.
The Company may receive payments at the onset of the contract and before goods have been delivered. In such instances, the Company records a deferred revenue liability. The Company recognizes these contract liabilities as sales after the revenue criteria are met. As of December 31, 2023 and 2022, the contract liability related to the Company’s deferred revenues approximated $8 thousand and $2 thousand, respectively, and are included in “Other Accrued Expenses” on the accompanying balance sheets.
The Company relies on a third party to have procedures in place to detect and prevent credit card fraud as the Company has exposure to losses from fraudulent charges. The Company records the losses related to chargebacks as incurred.
The Company has also elected to exclude from the measurement of the transaction price sales taxes remitted to governmental authorities.

The table below presents revenue by channel for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
Product Revenue by Sales Channel	2023	2022
Product Revenue
Direct-to-consumer	$1,079	$1,635
Reseller	261	416
Returns	(164)	(211)

Revenue	$1,176	$1,840

Sales Tax	Sales Tax Sales tax collected from customers and remitted to governmental authorities is accounted for on a net basis and therefore, is excluded from net sales.
Shipping and Handling
Shipping and Handling
Shipping and handling fees paid by customers are recorded within net sales, with the related expenses recorded in cost of sales. Shipping and handling fees paid by customers in each of the years ended December 31, 2023 and 2022 were $3 thousand. Shipping costs for delivery of product to customers in the years ended December 31, 2023 and 2022 were $59 thousand and $96 thousand, respectively.

Product Warranty
Product Warranty
The Company generally offers a
one-year
limited warranty on its products. The Company estimates the costs associated with the warranty obligation using historical data of warranty claims and costs incurred to satisfy those claims. Estimated warranty costs are expensed to cost of sales.

Returns
Returns
The Company estimates a reserve for future product returns based several factors, including historical returns as a percentage of revenue, an understanding of the reasons for past returns and any other known factors that indicate a return is imminent. Reserves for sales returns are estimated and recorded in the same period as the underlying revenue recognition as a deduction to arrive at net product sales and as a liability classified as Other accrued expenses on the balance sheet. As of December 31, 2023 and 2022, the reserve for sales returns was $52 thousand and $19 thousand, respectively.

Sales and Marketing Expenses
Sales and Marketing Expenses
Sales and marketing expenses are expensed as incurred and consist primarily of merchandising, customer service and targeted online marketing costs, such as display advertising, keyword search campaigns, search engine
optimization and social media and offline marketing costs such as television, radio and print advertising. Sales and marketing expenses also include payroll costs and stock-based compensation expense for employees involved in marketing activities. Sales and marketing expenses are primarily related to growing and retaining the customer base. Advertising and other promotional costs to market the Company’s products and services amounted to $822 thousand and $1.3 million for the years ended December 31, 2023 and 2022, respectively.

Research and Development Expenses
Research and Development Expenses
Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, payroll taxes, employee benefits, materials, supplies, depreciation on and maintenance of research equipment, the cost of services provided by outside contractors, and the allocable portions of facility costs, such as rent, utilities, insurance, repairs and maintenance, depreciation, and general support services. All costs associated with research and development are expensed as incurred.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation arrangements with employees and non-employee
consultants using a fair value method which requires the recognition of compensation expense for costs related to all stock-based payments, including stock options. The fair value method requires the Company to estimate the fair value of stock-based payment awards to employees and non-employees
on the date of grant using an option pricing model.

Stock-based compensation costs are based on the fair value of the underlying option calculated using the Black-Scholes option-pricing model and recognized as expense on a straight-line basis over the requisite service period, which is the vesting period. The Company measures equity-based compensation awards granted to non-employees
at fair value as the awards vest and recognizes the resulting value as compensation expense at each financial reporting period.
Determining the appropriate fair value model and related assumptions requires judgment, including estimating stock price volatility, expected dividend yield, expected term, risk-free rate of return, and the estimated fair value of the underlying common stock. Due to the lack of company-specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The group of representative companies have characteristics similar to the Company, including stage of product development and focus on the life science industry. The Company uses the simplified method, which is the average of the final vesting tranche date and the contractual term, to calculate the expected term for options grante
d to em
ployees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company uses an assumed dividend yield of zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock. The Company accounts for forfeitures as they occur.

Segment Reporting
Segment Reporting
Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the Company’s Chief Executive Officer to make decisions with respect to resource allocation and assessment of performance. To date, the Company has viewed its operations and manages its business as one operating segment.

Net Loss per Common Share
Net Loss per Common Share
The Company computes net loss per share of common stock in conformity with the two-class
method required for participating securities. Diluted net loss per share is computed similar to basic net loss per share except that the denominator is increased to include the number of additional shares for the potential dilutive effects of warrants, convertible preferred stock and stock options outstanding during the period calculated in accordance with the treasury stock method, or the two-class
method, whichever is more dilutive. For all periods presented, basic and diluted net loss per share is the same, as inclusion of any additional share equivalents would be anti-dilutive.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred taxes to the amounts expected to be realized.
The Company recognizes benefits of uncertain tax positions if it is more likely than not that such positions will be sustained upon examination based solely on their technical merit, as the largest amount of benefit that is more likely than not to be realized upon the ultimate settlement. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. To date, there have been no
interest or penalties charged in relation to the unrecognized tax benefits.

Concentration of Credit Risk and Other Risks and Uncertainties
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents include a checking account and a money market account held at one national financial institution in the United States. At times, such deposits may be in excess of insured limits. Despite recent concerns regarding the stability of certain banking institutions in the United States, management believes that the financial institution at which the Company holds its deposits is financially sound, and accordingly, minimal credit risk exists with respect to the financial institution. The Company has not experienced any losses on its deposits of cash and cash equivalents. As of each December 31, 2023 and 2022, the Company had cash and cash equivalents balances exceeding FDIC insured limits by $3.0 million.
The Company extends credit to customers in the normal course of business and performs credit evaluations of its customers. Concentrations of credit risk with respect to accounts receivable exist to the full extent of amounts presented in the financial statements.
During 2023, the majority, or 79%, of the Company’s sales have been to individual consumers. As of December 31, 2023, the Company had one customer whose accounts receivable balance totaled more than 10% or more of the Company’s total accounts receivable (81%) compared with two customers at December 31, 2022 (43% and 18%).
For the year ended December 31, 2023, the Company had one customer who individually accounted for 10% or more of the Company’s total revenue (20%) compared with one customer for the year ended December 31, 2022 (20%).
The world has been affected by the
COVID-19
pandemic, the ongoing conflict between Russia and Ukraine, economic uncertainty in human capital management and certain other macroeconomic factors including climate change, inflation, and rising interest rates. Additionally, events involving limited liquidity, defaults, non-performance
or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems. For example, in March 2023, Silicon Valley Bank and Signature Bank were closed and taken over by the FDIC, which created significant market disruption and uncertainty for those who bank with those institutions, and which raised significant concern regarding the stability of the banking system in the United States, and in particular with respect to regional banks. These factors, amongst other things, could result in further economic uncertainty and volatility in the capital markets in the near term, and could negatively affect our operations. We will continue to monitor material impacts on our business strategies and operating results.

Leases
Leases
At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the circumstances present. The Company accounts for a contract as a lease when it has the right to control the asset for a period of time while obtaining substantially all of the asset’s economic benefits. The Company determines the initial classification and measurement of its operating right-of-use
(“ROU”) assets and operating lease liabilities at the lease commencement date, and thereafter if modified. The lease term includes any renewal options that the Company is reasonably assured to exercise. The Company’s policy is to not record leases with a lease term of 12 months or less on its balance sheets. The Company’s only existing lease is for office space.
The ROU asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, the Company uses its estimated secured incremental borrowing rate for that lease term.
Lease expense for operating leases is recognized on a straight-line basis over the reasonably assured lease term based on the total lease payments and is included in operating expense in the statement of operations.
The Company’s facility lease contracts often include lease and non-lease
components. The Company has elected the practical expedient offered by the standard to not separate lease from non-lease
components and accounts for them as a single lease component.
The Company has elected, for all classes of underlying assets, not to recognize ROU assets and lease liabilities for leases with a term of twelve months or less. Lease cost for short-term leases is recognized on a straight-line basis over the lease term.

Recently issued accounting pronouncement - Not yet adopted
Recently issued accounting pronouncement - Not yet adopted:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU)
2023-07,
Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures
. The guidance, which becomes effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, requires public entities that are required to report segment information in accordance with Topic 280, Segment Reporting, to improve reportable segment disclosures about significant segment expenses. We do not believe that ASU
2023-07
will have a material impact on our reporting as we operate in one reportable segment.
In December 2023, the FASB issued Accounting Standards Update (ASU)
2023-09,
Income Taxes (Topic 740)-
Improvements to Income Tax Disclosures
. The guidance applies to all entities that are subject to Topic 740, Income taxes and becomes effective for public business entities for annual periods beginning after December 15, 2024. The guidance requires enhanced disclosures related to income taxes including: additional information in the rate reconciliation; further breakdown of income taxes paid; and other disclosures that may help investors to better understand the entities tax landscape. We do not believe that ASU
2023-09
will have a material impact on our financial reporting.